As filed with the U.S. Securities and Exchange Commission on February 20, 2013

Securities Act File (No. 333-151800)

Investment Company Act File (No. 811-22211)

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

_________________

FORM N-1A

Registration Statement under the Securities Act of 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 8	☒

and/or

Registration Statement under the Investment Company Act of 1940	☒

Amendment No. 10	☒
(Check appropriate box or boxes)

IVA FIDUCIARY TRUST

(Exact Name of Registrant Specified in Charter)

717 Fifth Avenue, 10th Floor

New York, NY  10022

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (212) 584-3570

Michael W. Malafronte

International Value Advisers, LLC

717 Fifth Avenue, 10th Floor
New York, NY 10022

(Name and Address of Agent for Service)

Copies to:

Stuart Fross, Esq. K&L Gates LLP State Street Financial Center One Lincoln Street Boston, Massachusetts 02111-2950	Brian F. Link, Esq. State Street Bank and Trust Company Mail Code: JHT 1732 200 Clarendon Street Boston, MA 02116

It is proposed that this filing will become effective (check appropriate box):

☒ Immediately upon filing pursuant to paragraph (b)	☐ On (date) pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)	☐ On (date) pursuant to paragraph (a)(1) of Rule 485
☐ 75 days after filing pursuant to paragraph (a)(2)	☐ On (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:
☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 8 to the Registration Statement of the IVA Fiduciary Trust (the “Trust”) hereby incorporates Parts A, B and C from the Trust’s PEA No. 7 on Form N-1A filed on January 28, 2013.  This PEA No. 8 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 7 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 8 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York, on the 20th day of February, 2013.

IVA Fiduciary Trust (Registrant)

/s/ Michael W. Malafronte
Michael W. Malafronte President and Chief Executive Officer

Pursuant to the requirements of the 1933 Act, this amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicted.

SIGNATURE	TITLE	DATE

/s/ Adele R. Wailand *	Trustee	February 20, 2013
Adele R. Wailand

/s/ Manu Bammi *	Trustee	February 20, 2013
Manu Bammi

/s/ Ronald S. Gutstein *	Trustee	February 20, 2013
Ronald S. Gutstein

/s/ Michael W. Malafronte	Trustee, President and Chief Executive Officer	February 20, 2013
Michael W. Malafronte

/s/ Stefanie Hempstead	Treasurer and Chief Financial Officer	February 20, 2013
Stefanie Hempstead

* By:	/s/ Michael W. Malafronte
Michael W. Malafronte
(Attorney-in-Fact)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase